Business and Organization (Narrative) (Details) € in Thousands, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2014 USD ($)	Mar. 15, 2013 USD ($)	Sep. 30, 2015 USD ($) ft² property	Sep. 30, 2015 USD ($) ft² property shares	Dec. 31, 2014 USD ($) ft² property shares	Dec. 31, 2013 USD ($) ft² property	Dec. 31, 2012 USD ($) property	Dec. 31, 2014 EUR (€) ft² property
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property			173	173	100	29		100
Area of real estate property | ft²			21,078,596	21,078,596	8,999,528	3,987,631		8,999,528
Purchase price of real estate					$ 834,269	$ 340,786
Net gains (loss) from disposals		$ 389,140	$ 392	$ 593		389,140	$ 15,967
Investments in joint ventures			13,928	$ 13,928	$ 0	$ 39,385
Disposal group cash proceeds on disposal after expenses		$ 6,291
Collateralized debt obligations accrued interest						3.25%
Stockholders' equity, reverse stock split				February 2015, the Company's board of directors approved a 1-for-4 reverse stock split
Proceeds from sale of property held-for-sale							$ 77,413
Sold [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property					0	0	21	0
Acquired [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property					100			100
Area of real estate property | ft²					8,999,805			8,999,805
Purchase price of real estate					$ 834,269
ThreadGreen Europe Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments to acquire businesses, gross	$ 3,755
Business acquisition, equity interest issued or issuable, number of shares | shares				24,133	96,535
Business acquisition, equity interest issued or issuable, value assigned	$ 652
22 Properties Acquired [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property					22			22
GPT Property Trust Limited Partnership [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners					1.23%			1.23%
Direct Ownership or Corporate Joint Venture [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property					132			132
Percentage of occupancy for leased office and industrial property					99.00%			99.00%
Gramercy Europe [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Investments in joint ventures					$ 0
Gramercy Europe Commited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Initial equity captial available					426,455			€ 352,500
Chambers Street Properties [Member] | Merger Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Other commitments, description				On July 1, 2015, the Company entered into an Agreement and Plan of Merger, or the Merger Agreement, with Chambers Street Properties, or Chambers Street, and Columbus Merger Sub, LLC, or Merger Sub, an indirect wholly owned subsidiary of Chambers Street. The proposed merger transaction, or the Merger, is expected to be accounted for under the acquisition method of accounting for business combinations in accordance with Accounting Standards Codification, or ASC, 805 with Gramercy treated as the accounting acquirer. In February 2015, the Company's board of directors approved a 1-for-4 reverse stock split of its common stock and outstanding operating partnership units, or OP Units. The reverse stock split was effective after the close of trading on March 20, 2015, and the Company's common stock began trading on a reverse split-adjusted basis on the New York Stock Exchange on March 23, 2015. No fractional shares were issued in connection with the reverse stock split. Instead, each stockholder holding fractional shares received, in lieu of such fractional shares, cash in an amount determined on the basis of the average closing price of the Company's common stock on the New York Stock Exchange for the three consecutive trading days ending on March 20, 2015. The reverse stock split applied to all of the Company's outstanding shares of common stock and therefore did not affect any stockholder's relative ownership percentage.
Commercial Lease Properties [Member] | Gramercy Asset Management [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Available for sale securities and other investments			$ 800	$ 800	1,100,000
The Company and Equity Investment Partners [Member] | Gramercy Europe [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Initial equity captial available					305,475			252,500
The Company [Member] | Gramercy Europe [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Initial equity captial available					60,490			50,000
Equity Investment Partners [Member] | Gramercy Europe [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Initial equity captial available					$ 244,985			€ 202,500
Current Period Date Range [Member] | Sold [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property			2	2
Area of real estate property | ft²			250,000	250,000
Proceeds from sale of property held-for-sale			$ 70,100
Current Period Date Range [Member] | Acquired [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property			4	4
Area of real estate property | ft²			1,100,000	1,100,000
Purchase price of real estate			$ 111,500
Current Period Date Range [Member] | Gramercy Europe [Member] | Acquired [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property			5	5
Current Year-to-Date [Member] | Sold [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property			5	5
Area of real estate property | ft²			336,000	336,000
Proceeds from sale of property held-for-sale				$ 78,719
Current Year-to-Date [Member] | Acquired [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property			47	47
Area of real estate property | ft²			7,900,000	7,900,000
Purchase price of real estate				$ 1,050,092
Current Year-to-Date [Member] | Gramercy Europe [Member] | Acquired [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of real estate properties | property			6	6